Commitments and Contingencies (Details) - CNY (¥)								1 Months Ended
	Jan. 26, 2026	Nov. 10, 2025	Jul. 20, 2025	Aug. 14, 2024	Jun. 03, 2024	Feb. 02, 2024	Jul. 22, 2022	Jan. 31, 2026
Commitments and Contingencies [Line Items]
Legal proceedings interest				¥ 3,370,429.59		¥ 7,683,325.1
Penalty [Member]
Commitments and Contingencies [Line Items]
Percentage overdue payment daily rate							0.01%
Shenzhen Futian District People’s Court [Member]
Commitments and Contingencies [Line Items]
Management service fees		¥ 11,053,754.69
Shenzhen Futian District People’s Court [Member] | Service Fees [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fees expense					¥ 11,053,754.69
Shenzhen Futian District People’s Court [Member] | Penalty [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fees expense					¥ 99,740
Fuxiaoyun [Member]
Commitments and Contingencies [Line Items]
Legal proceedings losses			¥ 695,633.11
Principal payment			695,633.11
Zhonglian [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fees expense			¥ 30,000
Lianren Health [Member]
Commitments and Contingencies [Line Items]
Liquidated damages amount							¥ 2,024,764.89	¥ 187,290.75
Lianren Health [Member] | Service Fees [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fees expense	¥ 2,024,764.89